Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Income (Expenses), Net [Abstract]
Schedule Of Financial Income (Expenses), Net

	Year ended December 31,
	2010	2011	2012

Income:
Interest on cash and cash equivalents and short term deposit	$20	$177	$144

Expenses:
Foreign currency exchange differences and other	(75)	(204)	(64)

	$(55)	$(27)	$80